Customer deposits	6 Months Ended
Jun. 30, 2024
Deposits from customers [abstract]
Customer deposits
8 Customer deposits

Customer deposits
in EUR million	30 June 2024	31 December 2023
Current accounts / Overnight deposits	225,865	221,773
Savings accounts	349,910	334,296
Time deposits	113,104	92,154
Other	3,699	2,053
	692,577	650,276
Current accounts / Overnight deposits, Saving accounts and Time deposits include balances with individuals, respectively EUR 106,497 million (31 December 2023: EUR 107,711 million), EUR 322,365 million (31 December 2023: EUR 305,743 million) and EUR 50,834 million (31 December 2023: EUR 46,762 million).